S000053878 [Member] Performance Management - S000053878 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest and a prior benchmark for a one-year transition period.
Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS Developed Markets ex North America Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI EAFE Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to September 2, 2025, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective September 2, 2025 had been in place for the prior periods, results shown may have been different.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest and a prior benchmark for a one-year transition period.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best4th Quarter 2022 18.99% Worst 1st Quarter 2020 -26.82%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Market Index Changed	Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS Developed Markets ex North America Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI EAFE Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Availability Website Address [Text]	columbiathreadneedleus.com/etfs
Performance Availability Phone [Text]	800.426.3750
C000169559 [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	18.99%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(26.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020